Long-Term Debt (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended	18 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Debt Instrument [Line Items]
Total long-term debt	$ 7,877	$ 6,476	$ 7,877	$ 6,151
Unamortized discount and debt issuance costs	(46)	(41)	(46)	(34)
Less amount due currently	(361)	(600)	(361)	(550)
Long-term debt, less amounts due currently	7,470	5,835	7,470	5,567
Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 7,527	$ 6,126	$ 7,527	$ 5,876
6.80% Fixed Senior Notes Due September 1, 2018 [Member]
Debt Instrument [Line Items]
Interest percentage		6.80%		6.80%
Due date		Sep. 01, 2018
6.80% Fixed Senior Notes Due September 1, 2018 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt				$ 550
2.15% Fixed Senior Notes Due June 1, 2019 [Member]
Debt Instrument [Line Items]
Interest percentage	2.15%	2.15%	2.15%	2.15%
Due date			Jun. 01, 2019
2.15% Fixed Senior Notes Due June 1, 2019 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 250		$ 250
5.75% Fixed Senior Notes Due September 30, 2020 [Member]
Debt Instrument [Line Items]
Interest percentage	5.75%	5.75%	5.75%	5.75%
Due date			Sep. 30, 2020
5.75% Fixed Senior Notes Due September 30, 2020 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 126		$ 126
8.50% Senior Notes, Series C, due December 30, 2020 [Member]
Debt Instrument [Line Items]
Interest percentage	8.50%	8.50%	8.50%
Due date	Dec. 30, 2020	Dec. 30, 2020
8.50% Senior Notes, Series C, due December 30, 2020 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 14		$ 14
4.10% Fixed Senior Notes Due June 1, 2022 [Member]
Debt Instrument [Line Items]
Interest percentage	4.10%	4.10%	4.10%	4.10%
Due date			Jun. 01, 2022
4.10% Fixed Senior Notes Due June 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 400		$ 400
7.00% Fixed Debentures Due September 1, 2022 [Member]
Debt Instrument [Line Items]
Due date			Sep. 01, 2022
7.00% Fixed Debentures Due September 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 482		800
2.75% Senior Notes due June 1, 2024 [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 500		$ 500
Interest percentage	2.75%	2.75%	2.75%
Due date	Jun. 01, 2024	Jun. 01, 2024
2.95% Fixed Senior Notes Due April 1, 2025 [Member]
Debt Instrument [Line Items]
Interest percentage	2.95%		2.95%
Due date			Apr. 01, 2025
2.95% Fixed Senior Notes Due April 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 350		$ 350
3.86% Senior Notes, Series A, due December 3, 2025 [Member]
Debt Instrument [Line Items]
Interest percentage	3.86%	3.86%	3.86%
Due date	Dec. 03, 2025	Dec. 03, 2025
3.86% Senior Notes, Series A, due December 3, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 174		$ 174
3.86% Senior Notes, Series B, due January 14, 2026 [Member]
Debt Instrument [Line Items]
Interest percentage	3.86%	3.86%	3.86%
Due date	Jan. 14, 2026	Jan. 14, 2026
3.86% Senior Notes, Series B, due January 14, 2026 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 38		$ 38
3.70% Fixed Senior Notes Due November 15, 2028 [Member]
Debt Instrument [Line Items]
Interest percentage	3.70%		3.70%
Due date			Nov. 15, 2028
3.70% Fixed Senior Notes Due November 15, 2028 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 350
5.75% Fixed Senior Notes Due March 15, 2029 [Member]
Debt Instrument [Line Items]
Interest percentage	5.75%	5.75%	5.75%	5.75%
Due date			Mar. 15, 2029
5.75% Fixed Senior Notes Due March 15, 2029 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 318
7.25% Senior Notes, Series B, due December 30, 2029 [Member]
Debt Instrument [Line Items]
Interest percentage	7.25%	7.25%	7.25%
Due date	Dec. 30, 2029	Dec. 30, 2029
7.25% Senior Notes, Series B, due December 30, 2029 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 38		$ 38
6.47% Senior Notes, Series A, due September 30, 2030 [Member]
Debt Instrument [Line Items]
Interest percentage	6.47%	6.47%	6.47%
Due date	Sep. 30, 2030	Sep. 30, 2030
6.47% Senior Notes, Series A, due September 30, 2030 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 87		$ 87
7.00% Fixed Senior Notes Due May 1, 2032 [Member]
Debt Instrument [Line Items]
Interest percentage	7.00%	7.00%	7.00%	7.00%
Due date			May 01, 2032
7.00% Fixed Senior Notes Due May 1, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 500		$ 500
7.25% Fixed Senior Notes Due January 15, 2033 [Member]
Debt Instrument [Line Items]
Interest percentage	7.25%	7.25%	7.25%	7.25%
Due date			Jan. 15, 2033
7.25% Fixed Senior Notes Due January 15, 2033 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 350		$ 350
7.50% Fixed Senior Notes Due September 1, 2038 [Member]
Debt Instrument [Line Items]
Interest percentage	7.50%	7.50%	7.50%	7.50%
Due date			Sep. 01, 2038
7.50% Fixed Senior Notes Due September 1, 2038 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 300		$ 300
5.25% Fixed Senior Notes Due September 30, 2040 [Member]
Debt Instrument [Line Items]
Interest percentage	5.25%	5.25%	5.25%	5.25%
Due date			Sep. 30, 2040
5.25% Fixed Senior Notes Due September 30, 2040 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 475		$ 475
4.55% Fixed Senior Notes Due December 1, 2041 [Member]
Debt Instrument [Line Items]
Interest percentage	4.55%	4.55%	4.55%	4.55%
Due date			Dec. 01, 2041
4.55% Fixed Senior Notes Due December 1, 2041 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 400		$ 400
5.30% Fixed Senior Notes Due June 1, 2042 [Member]
Debt Instrument [Line Items]
Interest percentage	5.30%	5.30%	5.30%	5.30%
Due date			Jun. 01, 2042
5.30% Fixed Senior Notes Due June 1, 2042 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 500		$ 500
3.75% Fixed Senior Notes Due April 1, 2045 [Member]
Debt Instrument [Line Items]
Interest percentage	3.75%	3.75%	3.75%	3.75%
Due date			Apr. 01, 2045
3.75% Fixed Senior Notes Due April 1, 2045 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 550		$ 550
3.80% Fixed Senior Notes Due September 30, 2047 [Member]
Debt Instrument [Line Items]
Interest percentage	3.80%	3.80%	3.80%	3.80%
Due date			Sep. 30, 2047
3.80% Fixed Senior Notes Due September 30, 2047 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 325		$ 325
4.10% Fixed Senior Notes Due November 15, 2048 [Member]
Debt Instrument [Line Items]
Interest percentage	4.10%	4.10%	4.10%	4.10%
Due date			Nov. 15, 2048
4.10% Fixed Senior Notes Due November 15, 2048 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt		$ 450
3.80% Senior Notes, due June 1, 2049 [Member]
Debt Instrument [Line Items]
Interest percentage	3.80%	3.80%	3.80%
Due date	Jun. 01, 2049	Jun. 01, 2049
3.80% Senior Notes, due June 1, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Secured long-term debt	$ 500		$ 500
Term Loan Credit Agreement Due No Later Than March 26, 2019 [Member]
Debt Instrument [Line Items]
Due date		Mar. 26, 2019
Term Loan Credit Agreement Due No Later Than March 26, 2019 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Term loan				$ 275
Term Loan Credit Agreement Maturing December 9, 2019 [Member]
Debt Instrument [Line Items]
Due date	Dec. 09, 2019	Dec. 09, 2019
Term Loan Credit Agreement Maturing December 9, 2019 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Term loan	$ 350	$ 350	$ 350